Warrants (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Warrant [Member]
Number of Warrants | shares	1,000,000
Exercise Price | $ / shares	$ 2.25
Expiration Date	Oct. 05, 2017
Warrant one [Member]
Number of Warrants | shares	50,000
Exercise Price | $ / shares	$ 0.89
Expiration Date	Feb. 17, 2016
Warrant two [Member]
Number of Warrants | shares	804,139
Exercise Price | $ / shares	$ 1.20
Expiration Date	Mar. 17, 2019
Warrant three [Member]
Number of Warrants | shares	240,444
Exercise Price | $ / shares	$ 0.7875
Expiration Date	Sep. 24, 2020